Condensed Consolidated Interim Statement of Financial Position (Unaudited) - EUR (€) € in Millions	Jul. 01, 2022	Dec. 31, 2021
Non-current:
Intangible assets	€ 12,677	€ 12,639
Goodwill	4,668	4,623
Property, plant and equipment	5,164	5,248
Non-current derivative assets	265	226
Deferred tax assets	26	60
Other non-current assets	576	534
Total non-current assets	23,376	23,330
Current:
Current derivative assets	308	150
Current tax assets	31	46
Inventories	1,410	1,157
Amounts receivable from related parties	77	143
Trade accounts receivable	2,753	2,305
Other current assets	275	271
Assets held for sale	66	223
Short term investments	239	58
Cash and cash equivalents	1,819	1,407
Total current assets	6,978	5,760
Total assets	30,354	29,090
Non-current:
Borrowings, less current portion	11,065	11,790
Employee benefit liabilities	122	138
Non-current provisions	86	48
Non-current derivative liabilities	134	47
Deferred tax liabilities	3,604	3,617
Non-current tax liabilities	106	110
Other non-current liabilities	38	37
Total non-current liabilities	15,155	15,787
Current:
Current portion of borrowings	1,577	1,350
Current portion of employee benefit liabilities	9	10
Current provisions	106	86
Current derivative liabilities	68	19
Current tax liabilities	242	181
Amounts payable to related parties	339	210
Trade and other payables	5,075	4,237
Total current liabilities	7,416	6,093
Total liabilities	22,571	21,880
EQUITY
Share capital	5	5
Share premium	225	220
Merger reserves	287	287
Other reserves	(62)	(156)
Retained earnings	7,136	6,677
Equity attributable to shareholders	7,591	7,033
Non-controlling interest	192	177
Total equity	7,783	7,210
Total equity and liabilities	€ 30,354	€ 29,090